Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets	6 Months Ended
Dec. 31, 2022 USD ($)
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	$ 1,788,003
Increase /(Decrease) of total right-of-use assets, at cost
Exchange Rate Translation of total right-of-use assets, at cost	(65,004)
Ending balance of total right-of-use assets, at cost	1,722,999
Beginning balance of accumulated amortization	(670,501)
Increase /(Decrease) of accumulated amortization	(85,608)
Exchange Rate Translation of accumulated amortization	23,835
Ending balance of accumulated amortization	(732,274)
Beginning balance of right-of-use assets, net	1,117,502
Increase /(Decrease) of right-of-use assets, net	(85,608)
Exchange Rate Translation of right-of-use assets, net	(41,169)
Ending balance of right-of-use assets, net	990,725
Company vehicles [Member]
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	1,788,003
Increase /(Decrease) of total right-of-use assets, at cost
Exchange Rate Translation of total right-of-use assets, at cost	(65,004)
Ending balance of total right-of-use assets, at cost	$ 1,722,999